ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Accounts payable and accrued liabilities at March 31, 2015 and December 31, 2014 are as follows:

	March 31, 2015	December 31, 2014
Trade payables	$4,048,316	$3,853,374
Accrued payroll and commissions	434,304	243,326
Total accounts payable and accrued liabilities - non-related parties	$4,482,620	$4,096,700
Accounts payable and accrued liabilities at December 31, 2014 and 2013 are as follo

	2014	2013
Trade payables	$3,853,374	$1,252,746
Accrued payroll and commissions	243,326	32,403
Total	$4,096,700	$1,285,149